Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Industrial Processes) (Detail) - Industrial Processes	6 Months Ended
Jun. 30, 2026 $ / $ millionsPerDay USD ($)
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil price (USD per barrel) | $	97.17
Processed volume (millions per day) | millionsPerDay	910
Rate of U.S.$	17.4700
Useful lives of the cash-generating units (year average)	13 years
Pre-tax discount rate	10.77%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.4700
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	8.44%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.4700
Useful lives of the cash-generating units (year average)	10 years
Pre-tax discount rate	8.44%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.4700
Useful lives of the cash-generating units (year average)	15 years
Pre-tax discount rate	10.16%